Selling and Distribution (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Depreciation	$ 24,941	$ 25,799	$ 21,325
Provision for doubtful accounts	3,624	1,992	3,229
Selling and Distribution expenses	202,266	205,078	220,830
Selling and Distribution
Salaries	53,507	52,576	57,550
Depreciation	14,029	14,990	16,174
Vessel hire charges	22,368	26,422	30,033
Amortization of dry-docking costs	5,995	5,833	5,174
Vessel operating expenses	29,657	29,117	33,447
Bunkers consumption	12,557	16,421	26,464
Storage costs	43,134	39,790	31,686
Broker commissions	4,858	5,789	4,584
Provision for doubtful accounts	2,197	1,992	3,229
Other	13,964	12,148	12,489
Selling and Distribution expenses	$ 202,266	$ 205,078	$ 220,830